Liability to be Settled in Stock	3 Months Ended
Mar. 31, 2013
Liability To Be Settled In Stock
Liability to be Settled in Stock

Note 6 – Liability to be Settled in Stock

In March of 2008, the Company entered into an asset purchase agreement to purchase certain tangible and intangible assets for $65,000 in STLK common stock. As of March 31, 2013 and December 31, 2012, a liability totaling $43,333 and $0 respectively, exists related to these unissued shares. This liability was acquired in the merger.

In August 2012, the Company executed a consulting agreement with a third party to provide various services. Under the terms of the agreement, the consultant will be paid $10,000 per month for 6 months in the form of free trading shares. The share total is computed as follows:

●	Earned compensation will accrue interest at 6%; and

●	Accrued compensation will be convertible at a discount of 70% to market, based upon the average of the lowest 3 closing bid prices of the 20 days preceding any conversion

At March 31, 2013, the Company had recorded the entire $60,000, yet remains outstanding and available to be converted. This liability was acquired in the merger.